UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Term Trust

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,500	$3,432,135

		$3,432,135

Education — 12.4%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,482,055
Central Washington University, 3.25%, 5/1/30	3,265	2,721,476
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	8,671,894
Portland Community College District, OR, 3.25%, 6/15/32	30	25,381
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,498,045

		$22,398,851

Electric Utilities — 13.0%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$2,980	$2,818,007
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	7,500	6,960,525
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 6/1/30	2,000	1,890,260
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	1,000	731,040
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	10,986,800

		$23,386,632

General Obligations — 35.4%
Cambridge, MA, 3.00%, 2/15/28	$345	$319,101
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,018,320
New York, 3.00%, 3/1/32(1)(2)	10,000	8,638,396
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,085,800
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	9,517,500
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	5,000	4,122,350
Scarborough, ME, 3.25%, 11/1/29	1,235	1,113,254
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,156,404
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,246,252
University City, MO, School District, 0.00%, 2/15/32	3,000	1,248,360
University City, MO, School District, 0.00%, 2/15/33	3,000	1,177,440
Washington, 4.00%, 7/1/29(1)	10,000	10,176,300

		$63,819,477

Hospital — 19.2%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/29(1)(2)	$10,000	$10,605,200
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,322,725
Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 11/15/29(2)	4,000	4,128,120
Massachusetts Development Finance Agency, (Lowell General Hospital), 5.00%, 7/1/37	4,650	4,459,769
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,610	2,213,306
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	609,809

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	$10,000	$8,793,500
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,517,790

		$34,650,219

Housing — 8.8%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,224,505
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,358,490
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	9,220,400

		$15,803,395

Industrial Development Revenue — 10.6%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$5,000	$4,480,300
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	2,500	2,240,500
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,039,096
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,845	3,459,154
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 7.00%, 11/15/30	750	749,977
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,895	5,253,706
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), 3.625%, 5/15/30	360	284,292
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	2,140	1,637,849

		$19,144,874

Insured-Cogeneration — 1.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$2,000	$1,995,900

		$1,995,900

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	$5,000	$4,198,600

		$4,198,600

Insured-General Obligations — 1.1%
Illinois, (AGM), 5.00%, 4/1/28	$1,905	$1,927,746

		$1,927,746

Insured-Industrial Development Revenue — 2.1%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$3,864,168

		$3,864,168

Insured-Transportation — 1.4%
A.B. Won Pat International Airport Authority, Guam, (AGM), (AMT), 6.00%, 10/1/34	$2,500	$2,584,775

		$2,584,775

Insured-Water Revenue — 2.1%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/26	$4,000	$3,840,120

		$3,840,120

Lease Revenue/Certificates of Participation — 6.0%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/30(1)(2)	$10,000	$10,805,500

		$10,805,500

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 11.4%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,343,265
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29	80	81,382
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	10,000	10,172,700
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	3,960	4,007,678
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	5,000	4,934,850

		$20,539,875

Senior Living/Life Care — 3.2%
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	$1,250	$1,281,225
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	395	392,689
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	695	689,364
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	703,369
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	695,178
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	808,744
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,203,108

		$5,773,677

Special Tax Revenue — 15.3%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28(1)(2)	$10,000	$11,150,500
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/28	2,930	2,647,431
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/29	3,030	2,662,431
Florida Department of Environmental Protection, (Everglades Restoration), 3.50%, 7/1/32	1,130	966,997
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,069,700

		$27,497,059

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,000	$1,846,360

		$1,846,360

Transportation — 17.4%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	$5,000	$5,069,100
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	494,504
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	915,585
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,211,860
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	4,447,000
New Jersey Turnpike Authority, 5.00%, 1/1/30	2,400	2,556,096
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	8,938,696
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,138,061
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	969,824
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,017,480
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	1,777,195
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	2,797,344

		$31,332,745

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$948,500
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,209,450

		$8,157,950

Total Tax-Exempt Investments — 170.2% (identified cost $326,492,954)		$307,000,058

Other Assets, Less Liabilities — (70.2)%		$(126,606,153)

Net Assets — 100.0%		$180,393,905

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At October 31, 2013, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.4%
Texas	10.7%
Others, representing less than 10% individually	76.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $28,502,160

The Trust did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Trust at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,466,396

Gross unrealized appreciation	$2,044,527
Gross unrealized depreciation	(21,765,865)

Net unrealized depreciation	$(19,721,338)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$307,000,058	$—	$307,000,058
Total Investments	$—	$307,000,058	$—	$307,000,058

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013